Company Background (Details) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2011 facility	Dec. 31, 2011 element	Oct. 24, 2011 Molycorp Sillamae	Apr. 02, 2011 Molycorp Sillamae
Business Acquisition [Line Items]
Number of Rare Earth Elements		17
Number of Lanthanide Elements		15
Interest acquired (as a percent)			9.977%	90.023%
Rare Earth Processing Facilities in Estonia Number	1
Rare Earth Processing Facilities in Europe Number	2
Cash consideration			$ 10,000,000	$ 9,021,000
Capital Investment for New Facility		$ 700,000